UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 01/30/2009


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      47
Form 13F Information Table Value Total:       $100,994


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     1206    65020 SH       DEFINED                 61585        0     3435
Amgen Inc                      COM              031162100     1982    34320 SH       DEFINED                 31495        0     2825
Automatic Data Processing Inc  COM              053015103     4894   124402 SH       DEFINED                118162        0     6240
Avery Dennison Corp            COM              053611109     2454    74981 SH       DEFINED                 70291        0     4690
BP P.L.C. Spons ADR            COM              055622104      790    16908 SH       DEFINED                 16408        0      500
Bristol-Myers Squibb Co        COM              110122108      414    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105      987    30965 SH       DEFINED                 27990        0     2975
Carnival Corp                  COM              143658300     1712    70399 SH       DEFINED                 66914        0     3485
Chevron Corp New               COM              166764100      676     9141 SH       DEFINED                  6995        0     2146
Citigroup Inc                  COM              172967101      100    14921 SH       SOLE                    14921        0        0
Delta Air Lines Inc Escrow     COM              2473614AT        0    50000 SH       SOLE                    50000        0        0
Devon Energy Corp              COM              25179M103     3759    57200 SH       DEFINED                 54569        0     2631
Disney Walt Co.                COM              254687106     2643   116485 SH       DEFINED                111410        0     5075
EMC Corporation                COM              268648102     1840   175773 SH       DEFINED                163213        0    12560
Ecolab Inc                     COM              278865100      993    28240 SH       DEFINED                 26485        0     1755
Electronic Arts                COM              285512109      659    41080 SH       DEFINED                 38690        0     2390
Exxon Mobil Corp               COM              30231G102     4065    50922 SH       DEFINED                 49522        0     1400
FPL Group Inc                  COM              302571104      338     6712 SH       SOLE                     6712        0        0
General Electric Co            COM              369604103     3705   228709 SH       DEFINED                227894        0      815
Hewlett-Packard Co             COM              428236103     4039   111311 SH       DEFINED                104931        0     6380
Intl Business Machines         COM              459200101     4669    55478 SH       DEFINED                 52753        0     2725
JPMorgan Chase & Co            COM              46625H100     2121    67260 SH       DEFINED                 63775        0     3485
Johnson & Johnson              COM              478160104     4447    74327 SH       DEFINED                 71577        0     2750
McDonalds Corp                 COM              580135101      450     7240 SH       SOLE                     7240        0        0
Medtronic Inc                  COM              585055106     1327    42224 SH       DEFINED                 39849        0     2375
Microsoft Corp                 COM              594918104     2815   144802 SH       DEFINED                138937        0     5865
Motorola Inc                   COM              620076109      158    35648 SH       SOLE                    35648        0        0
Nighthawk Radiology Hldgs Inc  COM              65411N105      260    53575 SH       DEFINED                 48990        0     4585
Nordstrom Inc                  COM              655664100     1873   140727 SH       DEFINED                135267        0     5460
Omnicom Group                  COM              681919106     3721   138224 SH       DEFINED                131724        0     6500
Pepsico Inc                    COM              713448108     5425    99049 SH       DEFINED                 94434        0     4615
Pfizer Inc                     COM              717081103     1208    68231 SH       DEFINED                 65621        0     2610
Pitney Bowes Inc               COM              724479100      561    22025 SH       SOLE                    22025        0        0
Procter & Gamble Company       COM              742718109     8357   135175 SH       DEFINED                130373        0     4802
Qualcomm Inc.                  COM              747525103      482    13460 SH       SOLE                    13460        0        0
Raytheon Co                    COM              755111507      387     7574 SH       SOLE                     7574        0        0
Sara Lee Corp                  COM              803111103      106    10850 SH       SOLE                    10850        0        0
Schlumberger Limited           COM              806857108     4155    98163 SH       DEFINED                 93868        0     4295
Stericycle Inc.                COM              858912108      875    16805 SH       DEFINED                 15935        0      870
Swift Energy Co                COM              870738101      728    43320 SH       DEFINED                 42295        0     1025
Teva Pharmaceutical Inds ADR   COM              881624209     3085    72477 SH       DEFINED                 68517        0     3960
Texas Instruments Incorporated COM              882508104      248    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2063   100909 SH       DEFINED                 96647        0     4262
Wal Mart Stores Inc            COM              931142103     7691   137200 SH       DEFINED                130755        0     6445
Walgreen Co.                   COM              931422109     4138   167752 SH       DEFINED                160822        0     6930
Western Union Corp             COM              959802109     1610   112303 SH       DEFINED                105268        0     7035
Wyeth Corp                     COM              983024100      778    20744 SH       SOLE                    20744        0        0